Retirement Benefit Plans - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Employer contribution percentage, defined contribution plans	6.00%
Defined contribution plans expense	$ 2,369.9	$ 2,164.9	$ 2,002.6
Employer contribution percentage, defined benefit plans	2.00%
Defined benefit plans contribution in the next year	$ 233.7
Weighted average duration of the defined benefit obligation	13 years
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of decrease in discount rate	0.50%
Amount of increase in defined benefit obligation	$ 890.1	970.3
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in discount rate	0.50%
Amount of increase in defined benefit obligation	$ 873.8	$ 951.4